Filed with the U.S. Securities and Exchange Commission on January 2, 2019

1933 Act File No. 333-216255
1940 Act File No. 811-23234
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	6	☒

(Check appropriate box or boxes.)

BMT INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 581-4748

Lori Buchanan Goldman
BMT Investment Funds
10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
(Name and Address of Agent for Service)

Copy to:

Fabio Battaglia, III, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 4 to the Registration Statement of BMT Investment Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 2 on Form N-1A filed September 25, 2018, with an effective date of September 28, 2018.  This PEA No. 4 is filed for the sole purpose of submitting a corrected signature page for the PEA No. 2 filed on September 25, 2018.

[Corrected Signature Page]

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that this Post-Effective Amendment No. 2 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended and the Trust has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Lower Merion and the Commonwealth of Pennsylvania, on the 25th day of September, 2018.

BMT INVESTMENT FUNDS

By:	/s/ Jennifer Dempsey Fox
Jennifer Dempsey Fox
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ George M. Chamberlain, Jr*	Trustee	September 25, 2018
George M. Chamberlain, Jr*

/s/ Jennifer Dempsey Fox	President and Principal	September 25, 2018
Jennifer Dempsey Fox	Executive Officer

/s/ H. Richard Haverstick, Jr.*	Trustee	September 25, 2018
H. Richard Haverstick, Jr.*

/s/ Francis J. Leto*	Chairman and Trustee	September 25, 2018
Francis J. Leto

/s/ Barbara A. Nugent*	Trustee	September 25, 2018
Barbara A. Nugent*

/s/ Michael W. Harrington*	Treasurer and Principal Financial	September 25, 2018
Michael W. Harrington*	Officer

*By:	/s/ Stephen M. Wellman
Stephen M. Wellman, Attorney-in-Fact

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that this Post-Effective Amendment No. 4 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended and the Trust has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Lower Merion and the Commonwealth of Pennsylvania, on the 2nd day of January, 2019.

BMT INVESTMENT FUNDS

By:	/s/ Jennifer Dempsey Fox
Jennifer Dempsey Fox
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ George M. Chamberlain, Jr*	Trustee	January 2, 2019
George M. Chamberlain, Jr*

/s/ Jennifer Dempsey Fox	President and Principal	January 2, 2019
Jennifer Dempsey Fox	Executive Officer

/s/ H. Richard Haverstick, Jr.*	Trustee	January 2, 2019
H. Richard Haverstick, Jr.*

/s/ Francis J. Leto*	Chairman and Trustee	January 2, 2019
Francis J. Leto

/s/ Barbara A. Nugent*	Trustee	January 2, 2019
Barbara A. Nugent*

/s/ Michael W. Harrington*	Treasurer and Principal Financial	January 2, 2019
Michael W. Harrington*	Officer

*By:	/s/ Stephen M. Wellman
Stephen M. Wellman, Attorney-in-Fact